LEGG MASON OPPORTUNITY TRUST

                 Supplement to the Prospectus dated May 1, 2006


         The following information supplements the Legg Mason Opportunity Trust Prospectus dated May 1, 2006.


1. On November 20, 2006 Legg Mason Opportunity Trust (the "Fund") began to offer Class R shares in addition to Primary Class, Financial Intermediary Class and Institutional Class shares. Each share class of the Fund is invested in the same portfolio of securities. Therefore, annual total returns for Class R shares would differ from those of Primary Class shares only to the extent that they would pay lower expenses, and therefore would generally be expected to have higher returns than Primary Class shares. Items A through J supplement the Fund's prospectus to include Class R shares.


A.       The following classes of investors may purchase Class R shares:

         Retirement Plans with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary). "Retirement Plans" include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, defined benefit pension plans, profit sharing plans, nonqualified deferred compensation plans and other similar employer-sponsored retirement plans. Retirement Plans do not include individual retirement vehicles, such as Traditional and Roth IRAs, Coverdell Education Savings Accounts, individual 403(b)(7) custodian accounts, Keogh plans or
Section 529 college savings accounts. Class R shares are also not available to retail non-retirement accounts, SEPs, SARSEPs or SIMPLE IRAs.

         For questions regarding your eligibility to invest in Class R shares, call 1-888-425-6432 or contact your financial intermediary. You may be required to provide appropriate documentation confirming your eligibility to invest in this share class.


B.       Fees and Expenses of Class R shares:

                                Shareholder Fees
                    (fees paid directly from your investment)

------------------------------------------------------------- ------------------
                                                                   Class R
                                                                   Shares
------------------------------------------------------------- ------------------
Sales Charge (Load) Imposed on Purchases                            None
------------------------------------------------------------- ------------------
Sales Charge (Load) Imposed on Reinvested Dividends                 None
------------------------------------------------------------- ------------------
Redemption Fee                                                      None
------------------------------------------------------------- ------------------

                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)

--------------------------------------------------- ---------------------------
                                                             Class R
                                                             Shares
--------------------------------------------------- ---------------------------
Management Fees                                               0.76%
--------------------------------------------------- ---------------------------
Distribution and/or Service (12b-1) Fees (a)                  0.50%
--------------------------------------------------- ---------------------------
Other Expenses (b)                                            0.38%
=================================================== ===========================
Total Annual Fund Operating Expenses                          1.64%
--------------------------------------------------- ---------------------------

(a) The 12b-1 fee shown in the table reflects the amount at which the Board of Directors has currently limited payments under the Fund's Class R Distribution Plan. Pursuant to the Distribution Plan, the Board of Directors may authorize payment of up to 0.75% of the Fund's Class R shares average net assets without shareholder approval.

(b) "Other expenses" are projected for the current fiscal year; actual expenses may vary.


         Example:

         This example helps you compare the cost of investing in Class R shares of the Fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in Class R shares of the Fund, assuming (1) a 5% return each year, (2) Class R shares operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

------------------------- ------------------ --------------------- -------------------- ---------------------
   Opportunity Trust           1 Year              3 Years               5 Years              10 Years
------------------------- ------------------ --------------------- -------------------- ---------------------
        Class R                 $167                 $517                 $892                 $1,944
------------------------- ------------------ --------------------- -------------------- ---------------------


C.       Distribution Plan:

         The Fund has adopted a plan under Rule 12b-1 with respect to its Class R shares that allows it to pay fees for the sale of its shares and for services provided to Class R shareholders. These fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

         For Class R shares, the plan authorizes the Fund to pay Legg Mason Investor Services, LLC an annual distribution and service (12b-1) fee in an amount up to 0.75% of the Fund's average daily net assets attributable to Class R shares. However, the Board of Directors has currently approved payment of 0.50% of the Fund's average daily net assets attributable to Class R shares under the plan.

         The Fund's adviser and its affiliates may pay non-affiliated entities out of their own assets to support the distribution of Class R shares, and for shareholder servicing. These payments may create an incentive for a dealer (or other entity) or its representatives to recommend or offer Class R shares of the Fund to its customers.


D.       Purchasing Class R Shares:

         The information under the section "How to Invest - Purchasing Institutional Class and Financial Intermediary Class Shares" beginning on page 21 of the Prospectus is applicable to Class R shares. Eligible shareholders should follow these instructions when purchasing Class R shares.

         You may call the Fund at 1-888-425-6432 regarding holding Class R shares directly with the Fund.


E.       Redeeming Class R Shares:

         The information under the section "How to Redeem Your Shares - Institutional Class and Financial Intermediary Class Shareholders" beginning on page 25 of the Prospectus is applicable to Class R shares. Class R shareholders should follow these instructions to redeem their shares.

F.       Confirmations and Account Statements:

Class R shareholders will receive account statements monthly.


G.       Exchange Privilege:

         Class R shares of the Fund may be exchanged for Class R shares of any other Legg Mason Fund, provided the investor meets the eligibility criteria of Class R of that Fund. (Legg Mason Funds do not include Legg Mason Partners Funds.) You can request an exchange in writing (including by Fax).

H.       Mailing of Shareholder Communications:

         If two or more members of your household are Legg Mason fund shareholders, you may elect to have all account communications for those funds combined in one convenient mailing. If you have previously elected to have your account communications combined, but wish to discontinue this service, please contact the Fund per the instructions below.

       ------------------------- -----------------------------------------------
       Class R Shareholders      Call 1-888-425-6432 or write to Legg Mason
                                 Investor Services - Institutional, c/o Boston
                                 Financial Data Services, P.O. Box 8037,
                                 Boston, MA 02206-8037.
       ------------------------- -----------------------------------------------


I.       Financial Highlights:

         Class R shares of the Fund have not yet commenced operations as of the date of this Supplement, and therefore have no financial highlights to report.


J. To request the SAI or any reports to shareholders, or to obtain more information on Class R shares contact:

                  Legg Mason Investor Services - Institutional
                       c/o Boston Financial Data Services
                                  P.O. Box 8037
                        Boston, Massachusetts 02206-8037
                                 1-888-425-6432
                          www.lminstitutionalfunds.com


2. The paragraph entitled "Retirement Plans" on page 18 of the Prospectus is replaced in its entirety with the following:

         Employer-sponsored retirement plans (i.e. 401(k), 403(b) or equivalent) where a Financial Adviser is providing advice, record-keeping or other shareholder services to the plan, are eligible for Primary Class shares. In certain limited circumstances, the minimum initial and additional purchase amounts may be waived.


 This supplement should be retained with your Prospectus for future reference.

                   This supplement is dated November 20, 2006.



LMF-077
05/2006 (SUPP B)